Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Components of accumulated other comprehensive income
The components of accumulated other comprehensive income, net of tax, were as follows:

Year Ended December 31	2012	2011
Foreign currency translation	$186.8	$186.6
Translation loss on net investment hedge, net of income taxes of $(31.3) and $(26.5), respectively	(51.1)	(43.2)
Translation loss on long-term intercompany loans	(73.4)	(89.1)
Unrealized gain on investments, net of income taxes of $3.9 and $2.8, respectively	11.8	8.2
Defined benefit pension plans, net of income taxes of $(22.6) and $(19.5), respectively	(37.0)	(26.5)
Retiree health care plan, net of income taxes of $(1.7) and $(0.5), respectively	(2.7)	(0.7)
Accumulated other comprehensive income	$34.4	$35.3